Single-family properties - Additional Information (Detail) (USD $)				12 Months Ended					1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Sponsor [Member] Property	Jun. 30, 2013 Recorded Deed of Trust Not Received [Member]	Dec. 31, 2012 Recorded Deed of Trust Not Received [Member]	Feb. 28, 2013 Recorded Deed of Trust Not Received [Member] 2012 Offering [Member]	Dec. 31, 2012 Recorded Deed of Trust Not Received [Member] 2012 Offering [Member]	Jun. 30, 2013 Single-Family Properties [Member]	Jun. 30, 2012 Single-Family Properties [Member]	Jun. 30, 2013 Single-Family Properties [Member]	Jun. 30, 2012 Single-Family Properties [Member]	Dec. 31, 2011 Single-Family Properties [Member]	Dec. 31, 2012 Single-Family Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Net book value	$ 3,039,504,000	$ 505,713,000	$ 3,495,000	$ 44,386,000			$ 208,156,000	$ 131,819,000
Depreciation expense											8,972,000	77,000	11,877,000	102,000	21,000	2,111,000
Net book value of properties				$ 47,646,000					$ 365,937,000	$ 46,635,000
Number of properties	18,326	3,644	33	367	2,661	367